SHORT-TERM BANK LOANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHORT-TERM BANK LOANS
Interest expense	$ 354,341	$ 388,613	$ 227,923